Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Due from Scage Future before Business Combination [Member]
Schedule of Due from Related Parties [Line Items]
Amounts due from related parties, Nature		Advances
Amount due from related parties, Gross amount			$ 39,489
Nanjing Feiqizhi Logistics Technology Co., Ltd. [Member]
Schedule of Due from Related Parties [Line Items]
Amounts due from related parties, Nature		Lease income receivables
Amount due from related parties, Gross amount			14,036
Amounts due to related parties, current
Amount due to related parties, Nature		Payables for raw materials
Total amount due to related parties, current		$ 1,729	1,705
Mr. Yuanchi Guo [Member]
Schedule of Due from Related Parties [Line Items]
Amounts due from related parties, Nature		Advances
Amount due from related parties, Gross amount		$ 11,387
Amounts due to related parties, current
Amount due to related parties, Nature		Payments for daily operations
Total amount due to related parties, current			789
Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties, Gross amount		11,387	53,525
Less: Provision for doubtful accounts			(14,036)
Total amount due from related parties		11,387	39,489
Amounts due to related parties, current
Total amount due to related parties, current		1,884,129	238,887
Amounts due to a related party, non-current
Total amount due to related parties, non current		$ 2,019,233
Finnovate Sponsor L.P. [Member]
Amounts due to related parties, current
Amount due to related parties, Nature		Payments for daily operations
Total amount due to related parties, current		$ 1,269,819
Mr. Chao Gao [Member]
Amounts due to related parties, current
Amount due to related parties, Nature	[1]	Loan and interest payable
Total amount due to related parties, current	[1]	$ 398,061	181,715
Amounts due to a related party, non-current
Amount due to related parties, Nature	[2]	Loan and interest payable
Total amount due to related parties, non current	[2]	$ 2,019,233
Mr. Jimin An [Member]
Amounts due to related parties, current
Amount due to related parties, Nature		Loan and interest payable
Total amount due to related parties, current		$ 209,651	43,548
Mr. Jianhua Xia [Member]
Amounts due to related parties, current
Amount due to related parties, Nature		Payments for daily operations
Total amount due to related parties, current		$ 2,513
Mr. Qiang Fu [Member]
Amounts due to related parties, current
Amount due to related parties, Nature		Payments for daily operations
Total amount due to related parties, current		$ 2,356	872
Mr. Ziqian Guan [Member]
Amounts due to related parties, current
Amount due to related parties, Nature		Payments for daily operations
Total amount due to related parties, current			$ 10,258

[1]	On March 15, 2020, Mr. Chao Gao signed a loan agreement with Scage International Group and lent US$15,137 (RMB110,000, “First Loan”) to Scage International Group for daily operations, with interest at a rate of 4% per annum. The loan has been fully repaid by Scage International Group on November 20, 2023. On January 4, 2023, Mr. Chao Gao signed a loan agreement with Scage International Group and agreed to lend US$605,460 (RMB4,400,000, “Second Loan”) to Scage International Group for daily operations, with interest at a rate of 4% per annum. The remaining interest-free loans that Scage International Group borrowed from Mr. Chao Gao are unsecured and due on demand of Mr. Chao Gao. US$1,122,909 of the balance has been repaid by Scage International Group as of June 30, 2025 and the amounts due to Mr. Chao Gao was US$398,061 as of June 30, 2025.
[2]	On July 15, 2024, Scage International entered into separate loan agreements (collectively, the “Original Loan Agreements”) with two creditors for principal amounts of US$1,300,000 and US$700,000, respectively. The loans had a maturity period of two years and bore an annual interest rate of 1%. On June 20, 2025, Scage International, the two original creditors, and Mr. Chao Gao executed an Assignment of Debt and Claims Agreement (the “Assignment Agreement”). Pursuant to the Assignment Agreement, the two original creditors assigned all of their rights and claims under the Original Loan Agreements to Mr. Chao Gao. Following the assignment, Mr. Chao Gao became the sole creditor with respect to the original principal amount of US$2,000,000. Scage International is now obligated to perform all corresponding payment obligations to Mr. Chao Gao. For the year ended June 30, 2025, the interest expense incurred on these loans was US$19,233.